Convertible Notes Payable and Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Summary of Warrants Issued in Connection with Modified Debentures

The warrants issued in the nine months ended September 30, 2015 in connection with all the Modified Debentures detailed above, and the August 2015 Securities Purchase Agreement (“August 2015 Debentures”) discussed below, are summarized below:

Date issued	Number of warrants	Exercise price	Fair Value
July 2014 Modified Debentures
January 30, 2015	40,552	$4.93	$159,601
February 26, 2015	45,537	2.20	79,904
March 13, 2015	21,151	2.36	39,965
March 16, 2015	10,575	2.36	19,981
March 20, 2015	41,946	1.79	59,942
March 27, 2015	75,758	1.98	119,888
April 2, 2015	60,386	1.66	74,025
April 2, 2015	30,193	1.66	37,012
April 10, 2015	107,914	1.39	112,460
April 17, 2015	41,667	1.20	37,680
April 24, 2015	127,119	1.18	112,635
April 24, 2015	21,186	1.18	18,772
May 1, 2015	156,250	.96	113,133
May 7, 2015	134,615	.78	79,234
May 8, 2015	42,000	.75	23,768
May 15, 2015	200,000	.75	113,365
May 22, 2015	250,000	.60	113,366
May 29, 2015	258,621	.58	112,537
June 5, 2015	288,462	.52	120,738
June 12, 2015	930,233	.43	303,246
June 19, 2015	3,448,276	.29	751,159

September 2014 Modified Debentures
January 28, 2015	18,038	5.54	80,156
February 13, 2015	57,870	1.73	96,689
April 2, 2015	181,159	1.66	222,109
April 24, 2015	90,579	1.10	80,548
May 15, 2015	200,000	.75	113,365
June 12, 2015	1,744,186	.43	570,248

August 2015 Debentures
August 24, 2015	6,666,667	.06	321,757
September 18, 2015	588,235	.17	82,804

Directors
January 5, 2015	129,305	.40	39,901
January 30, 2015	129,250	.40	39,916
February 2, 2015	237,778	.22	16,619

Total	$16,375,508		$4,266,522